Selected Operating Expenses and Additional Information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Compensation Related Costs [Abstract]
Wages and salaries	€ 1,777.9	€ 1,492.8		€ 1,279.6
Social security expenses	146.3	119.6		103.8
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	122.0	100.8		85.7
Share-based payments	46.3	53.1	[1]	47.7	[1]
Personnel expenses	€ 2,092.5	€ 1,766.3		€ 1,516.8

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.